Inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Cost of inventories recognized as an expense	£ 3,760	£ 4,074	£ 4,196
Inventory write-down	11	177	178
Reversals of prior year write-downs of inventories	£ 45	£ 90	£ 74